Risk and sensitivity analysis - Asia, equity price sensitivity (Details) - Asia insurance operations - Non-linked shareholder-backed - Equity price risk - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Risk and sensitivity analysis
Exposure to equity and property investment	£ 1,764
20% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Change in profit before tax attributable to shareholders, decrease in assumption	£ (478)	£ (386)
Change in related deferred tax (where applicable), decrease in assumption	7	4
Net effect on profit and shareholders' equity, decrease in assumption	£ (471)	£ (382)
10% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	10.00%	10.00%
Change in profit before tax attributable to shareholders, decrease in assumption	£ (239)	£ (192)
Change in related deferred tax (where applicable), decrease in assumption	4	2
Net effect on profit and shareholders' equity, decrease in assumption	£ (235)	£ (190)